Goodwill (Details 1) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 4,418	$ 58	₨ 4,568
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill		4,418		4,568
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		997		997
Cash-generating units [member] | Global Generics-Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,396		1,421
Cash-generating units [member] | Global Generics-North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	631		1,015
Cash-generating units [member] | Global Generics-Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,281		1,021
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 113		₨ 114

[1]	During the years ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to Shreveport CGU. Refer to Note 12 of these consolidated financial statements for further details. The said goodwill was included as part of “Global Generics-North America Operations”.